ORGANIZATION AND BASIS OF PRESENTATION - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Restricted Cash
Organization Consolidation And Presentation Of Financial Statements
Assets secured for payment of liabilities	¥ 8,958	¥ 23,091		$ 1,227
Revenue benchmark | Variable interest entities | Consolidated Revenue
Organization Consolidation And Presentation Of Financial Statements
Concentration risk percentage	66.80%	65.30%	68.10%
Xiaomi Group | Electronic Equipment
Organization Consolidation And Presentation Of Financial Statements
Assets secured for payment of liabilities	¥ 2,177,992	¥ 421,901		$ 298,384
Beijing Yunxiang Zhisheng Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Payment towards loans to related parties	10,000
Loan To Zhuhai King Soft Cloud | Beijing Kingsoft Cloud Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Payment towards loans to related parties	¥ 279
Exclusive Purchase Option Agreement With Zhuhai King Soft Cloud And Nominee Shareholders | Beijing Kingsoft Cloud Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Equity Method investment per share purchase price | ¥ / shares	¥ 0.001